PREMISES AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Premises and equipment
Premises and equipment, gross	$ 37,026,802	$ 35,993,702
Less accumulated depreciation	(20,547,247)	(19,284,740)
Property, Plant and Equipment, Net, Total	16,479,555	16,708,962
Depreciation expense	1,285,433	1,195,641	1,278,740
Minimum rental payments
2015	167,738
2016	167,738
2017	143,428
2018	145,580
2019	147,397
Thereafter	507,542
Total	1,279,423
Land and buildings
Premises and equipment
Premises and equipment, gross	20,235,827	19,937,331
Furniture and equipment
Premises and equipment
Premises and equipment, gross	$ 16,790,975	$ 16,056,371